Segment information - Assets and Liabilities Reconciliation (Details) - USD ($) $ in Thousands	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
ASSETS
Deferred income tax assets	$ 15,507	$ 9,777
Trade and other receivables	251,866	218,115
Short-term investments	46,097	62,637
Cash and cash equivalents	211,244	339,781	$ 230,653	$ 199,766
TOTAL ASSETS	3,114,888	3,164,894
LIABILITIES
Trade and other payables	207,674	191,738
Deferred income tax liabilities	330,336	376,331
Payroll and social liabilities	34,189	38,927
Provisions for other liabilities	3,752	3,599	$ 3,435
Current income tax liabilities	3,471	5,023
TOTAL LIABILITIES	1,706,787	1,899,246
Operating segments
ASSETS
Total reportable assets as per segment information	2,559,828	2,488,039
Intangible assets (excluding goodwill)	16,989	13,210
Deferred income tax assets	15,507	9,777
Trade and other receivables	251,866	218,115
Other assets	3,761	1,515
Derivative financial instruments	9,596	31,820
Short-term investments	46,097	62,637
Cash and cash equivalents	211,244	339,781
LIABILITIES
Total reportable liabilities as per segment information	1,121,586	1,283,459
Trade and other payables	207,674	191,738
Deferred income tax liabilities	330,336	376,331
Payroll and social liabilities	34,189	38,927
Provisions for other liabilities	3,752	3,599
Current income tax liabilities	3,471	5,023
Derivative financial instruments	$ 5,779	$ 169